Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000246552 [Member]
Shareholder Report [Line Items]
Fund Name	FT Raymond JamesMulticap Growth Equity ETF
Class Name	FT Raymond JamesMulticap Growth Equity ETF
Trading Symbol	RJMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RJMG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$46	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 11,160,963
Holdings Count | Holding	40
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$11,160,963
Total number of portfolio holdings	40
Portfolio turnover rate	79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Natera, Inc.	3.3%
Wix.com Ltd.	3.2%
HubSpot, Inc.	3.0%
Spotify Technology S.A.	2.9%
Q2 Holdings, Inc.	2.9%
GoDaddy, Inc., Class A	2.9%
RadNet, Inc.	2.8%
Fortinet, Inc.	2.7%
Shake Shack, Inc., Class A	2.7%
Deckers Outdoor Corp.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Natera, Inc.	3.3%
Wix.com Ltd.	3.2%
HubSpot, Inc.	3.0%
Spotify Technology S.A.	2.9%
Q2 Holdings, Inc.	2.9%
GoDaddy, Inc., Class A	2.9%
RadNet, Inc.	2.8%
Fortinet, Inc.	2.7%
Shake Shack, Inc., Class A	2.7%
Deckers Outdoor Corp.	2.7%

C000248655 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - March
Class Name	FT Vest U.S. Equity Max Buffer ETF - March
Trading Symbol	MARM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$44	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 167,015,930
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$167,015,930
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	108.4%
Written Options	(8.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000250280 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Trading Symbol	RSJN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$40(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 40	[3]
Expense Ratio, Percent	0.85%	[4]
Net Assets	$ 28,235,292
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$28,235,292
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000250354 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - June
Class Name	FT Vest U.S. Equity Max Buffer ETF - June
Trading Symbol	JUNM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JUNM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$39(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 39	[5]
Expense Ratio, Percent	0.85%	[6]
Net Assets	$ 92,350,384
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$92,350,384
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.0%
Written Options	(6.6%)
Net Other Assets and Liabilities	0.6%
Total	100.0%

C000251231 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - July
Class Name	FT Vest U.S. Equity Max Buffer ETF - July
Trading Symbol	JULM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of July 24, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JULM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$31(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[7]
Expense Ratio, Percent	0.85%	[8]
Net Assets	$ 19,652,113
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$19,652,113
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	107.5%
Written Options	(8.2%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000252052 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - August
Class Name	FT Vest U.S. Equity Max Buffer ETF - August
Trading Symbol	AUGM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of August 16, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/AUGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$25(1)	0.85%(2)
(1)	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.85%	[10]
Net Assets	$ 32,712,189
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$32,712,189
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.4%
Written Options	(7.2%)
Net Other Assets and Liabilities	0.8%
Total	100.0%

C000252053 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - September
Class Name	FT Vest U.S. Equity Max Buffer ETF - September
Trading Symbol	SEPM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/SEPM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[11]
Expense Ratio, Percent	0.85%	[12]
Net Assets	$ 31,412,825
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$31,412,825
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	105.8%
Written Options	(6.7%)
Net Other Assets and Liabilities	0.9%
Total	100.0%

C000252247 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - September
Class Name	FT Vest Emerging Markets Buffer ETF - September
Trading Symbol	TSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$19(1)	0.95%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 19	[13]
Expense Ratio, Percent	0.95%	[14]
Net Assets	$ 1,954,311
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,954,311
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	103.5%
Written Options	(4.6%)
Net Other Assets and Liabilities	1.1%
Total	100.0%

C000252366 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Trading Symbol	UXOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[15]
Expense Ratio, Percent	0.85%	[16]
Net Assets	$ 7,859,216
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$7,859,216
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	107.6%
Written Options	(9.5%)
Net Other Assets and Liabilities	1.9%
Total	100.0%

C000252372 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Trading Symbol	RSSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSSE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[17]
Expense Ratio, Percent	0.85%	[18]
Net Assets	$ 20,581,804
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$20,581,804
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	1.0%
Total	100.0%

C000254278 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - November
Class Name	FT Vest U.S. Equity Max Buffer ETF - November
Trading Symbol	NOVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/NOVM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 4	[19]
Expense Ratio, Percent	0.85%	[20]
Net Assets	$ 13,010,216
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$13,010,216
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	104.3%
Written Options	(5.3%)
Net Other Assets and Liabilities	1.0%
Total	100.0%

C000254279 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - October
Class Name	FT Vest U.S. Equity Max Buffer ETF - October
Trading Symbol	OCTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/OCTM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[21]
Expense Ratio, Percent	0.85%	[22]
Net Assets	$ 32,927,313
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$32,927,313
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	104.1%
Written Options	(5.1%)
Net Other Assets and Liabilities	1.0%
Total	100.0%

C000254587 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Trading Symbol	FHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/FHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 4	[23]
Expense Ratio, Percent	0.85%	[24]
Net Assets	$ 1,543,933
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,543,933
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	101.5%
Written Options	(2.5%)
Net Other Assets and Liabilities	1.0%
Total	100.0%

C000254589 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Trading Symbol	DHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[25]
Expense Ratio, Percent	0.85%	[26]
Net Assets	$ 18,619,239
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$18,619,239
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	100.3%
Written Options	(1.2%)
Net Other Assets and Liabilities	0.9%
Total	100.0%

[1]	Annualized.
[2]	Annualized.
[3]	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[4]	Annualized.
[5]	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[6]	Annualized.
[7]	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[8]	Annualized.
[9]	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[10]	Annualized.
[11]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[12]	Annualized.
[13]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[14]	Annualized.
[15]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[16]	Annualized.
[17]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[18]	Annualized.
[19]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[20]	Annualized.
[21]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[22]	Annualized.
[23]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[24]	Annualized.
[25]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[26]	Annualized.